(Re)Insurance contracts and investment contracts with discretionary participation features (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure In Entirety Of Insurance Reinsurance Contracts And Investment Contracts With Discretionary Participation Features [Line Items]
Summary of Contractual Service Margin by Transition Method
12.2.3 Movement schedules of contractual service margin by transition method
The table below presents the reconciliation of the contractual service margin recognized for contracts in force as of the transition date. The transition methods applied to these contracts include the Modified retrospective approach (MRA), Fair value approach (FVA) and Other applicable method.

	Insurance contracts				Reinsurance contracts held				Investment contracts with DPF

	MRA	FVA	Other	Total	MRA	FVA	Other	Total	MRA	FVA	Other	Total

On January 1, 2026	879	4,192	3,335	8,406	-	245	340	585	-	244	-	245

Changes in estimates that adjust CSM	(167)	355	(92)	96	-	-	40	41	-	(23)	2	(20)

Changes in estimates that adjust onerous contracts	-	-	-	-	-	(9)	(3)	(12)	-	-	-	-

New contracts recognized	-	-	390	390	-	-	9	9	-	-	1	1

Earnings released from CSM	(49)	(234)	(148)	(431)	-	(1)	(17)	(18)	-	(9)	-	(9)

Insurance finance (income) / expenses	1	72	57	130	-	(7)	7	-	-	-	-	-

Net exchange differences	20	114	76	210	-	6	10	17	-	2	-	2

Transfers to disposal groups	-	(275)	(969)	(1,244)	-	(2)	-	(2)	-	(214)	-	(214)

On June 30, 2026	684	4,223	2,649	7,556	-	232	387	619	-	-	4	4

On January 1, 2025	1,457	4,494	3,013	8,964	-	28	208	237	-	233	-	233

Changes in estimates that adjust CSM	(296)	563	181	449	-	224	30	254	-	61	-	61

Changes in estimates that adjust onerous contracts	-	-	-	-	-	18	-	18	-	-	-	-

New contracts recognized	-	-	669	669	-	-	141	141	-	-	-	-

Earnings released from CSM	(130)	(483)	(317)	(930)	-	9	(20)	(11)	-	(37)	-	(37)

Insurance finance (income) / expenses	3	129	93	226	-	(23)	11	(12)	-	-	-	-

Net exchange differences	(156)	(511)	(305)	(972)	-	(11)	(30)	(42)	-	(13)	-	(13)

On December 31, 2025	879	4,192	3,335	8,406	-	245	340	585	-	244	-	245

Summary of Assets and Liabilities for Groups of Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Model
12.1 Contracts by measurement model
Below table presents the assets and liabilities balances of insurance contracts and reinsurance contracts held, by measurement model. This includes contracts measured under Premium allocation approach (PAA) and contracts measured under the General model and Variable fee approach (i.e.
Non-PAA).

	June 30, 2026			December 31, 2025

By measurement model	Non-PAA	PAA	Total	Non-PAA	PAA	Total

Insurance contract assets	16	-	16	18	-	18

Insurance contract liabilities	137,357	50	137,407	176,024	44	176,067

Insurance contracts net balance	137,341	50	137,391	176,006	44	176,049

Reinsurance contract assets	17,365	9	17,374	17,146	8	17,153

Reinsurance contract liabilities	201	-	201	195	-	195

Reinsurance contracts net balance	17,164	9	17,173	16,950	8	16,958

Summary of Investment Contracts with Discretionary Participating Features
	$	$	$	$	$	$	$	$

				1H 2026				FY 2025

Investment contracts with DPF - by type	LFRC	LC	LFIC	Total	LFRC	LC	LFIC	Total

Opening assets	-	-	-	-	-	-	-	-

Opening liabilities	21,278	2	1	21,281	22,332	-	-	22,332

Net opening balance	21,278	2	1	21,281	22,332	-	-	22,332

Insurance revenue	(19)	-	-	(19)	(77)	-	-	(77)

Incurred claims and expenses	-	-	7	6	-	-	30	30

Onerous contract losses (and reversals)	-	(1)	-	(1)	-	2	-	2

Insurance service expenses	-	(1)	7	6	-	2	30	32

Investment components	(838)	-	838	-	(3,109)	-	3,109	-

Insurance service result	(857)	(1)	844	(13)	(3,186)	2	3,139	(45)

Insurance finance (income) / expenses	(440)	-	-	(440)	2,916	-	-	2,916

Cash flows	99	-	(845)	(746)	394	-	(3,138)	(2,744)

Transfers to disposal groups	(20,194)	(1)	-	(20,196)	-	-	-	-

Net exchange differences	133	-	-	133	(1,177)	-	-	(1,177)

Net closing balance	20	-	-	20	21,278	2	1	21,281

Closing assets	-	-	-	-	-	-	-	-

Closing liabilities	20	-	-	20	21,278	2	1	21,281

Summary of Movement Schedules by Measurement Component
	$	$	$	$	$	$	$	$

				1H 2026				FY 2025

Investment contracts with DPF - by component	BEL	RA	CSM	Total	BEL	RA	CSM	Total

Opening assets	-	-	-	-	-	-	-	-

Opening liabilities	20,940	97	245	21,281	21,987	112	233	22,332

Net opening balance	20,940	97	245	21,281	21,987	112	233	22,332

Changes in estimates that adjust CSM	24	(4)	(20)	-	(66)	5	61	-

Changes in estimates that adjust onerous contracts	(1)	-	-	(1)	2	-	-	2

New contracts issued – non-onerous	(2)	-	1	-	-	-	-	-

Changes that relate to future service	22	(4)	(19)	(1)	(64)	5	61	2

Earnings released from CSM	-	-	(9)	(9)	-	-	(37)	(37)

Release of risk adjustment	-	(4)	-	(4)	-	(14)	-	(14)

Experience adjustments on current service	-	-	-	-	4	-	-	4

Changes that relate to current service	-	(4)	(9)	(13)	4	(14)	(37)	(47)

Insurance service result	22	(7)	(28)	(13)	(60)	(10)	25	(45)

General model

Changes in interest rates and other financial assumptions	1	-	-	1	-	-	-	-

Variable fee approach

Change in fair value of the underlying assets	(441)	-	-	(441)	2,916	-	-	2,916

Insurance finance (income) / expenses	(440)	-	-	(440)	2,916	-	-	2,916

Premiums received	106	-	-	106	413	-	-	413

Claims, benefits and expenses paid	(848)	-	-	(848)	(3,157)	-	-	(3,157)

Acquisition costs paid	(2)	-	-	(2)	(2)	-	-	(2)

Other	(1)	-	-	(1)	1	-	-	1

Cash flows	(746)	-	-	(746)	(2,744)	-	-	(2,744)

Transfers to disposal groups	(19,891)	(90)	(214)	(20,196)	-	-	-	-

Net exchange differences	131	1	2	133	(1,159)	(6)	(13)	(1,177)

Net closing balance	15	-	4	20	20,940	97	245	21,281

Closing assets	-	-	-	-	-	-	-	-

Closing liabilities	15	-	4	20	20,940	97	245	21,281

Summary of Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively
	$	$	$	$	$	$	$	$

				1H 2026				FY 2025

Investment contracts with DPF - by component	BEL	RA	CSM	Total	BEL	RA	CSM	Total

Opening assets	-	-	-	-	-	-	-	-

Opening liabilities	20,940	97	245	21,281	21,987	112	233	22,332

Net opening balance	20,940	97	245	21,281	21,987	112	233	22,332

Changes in estimates that adjust CSM	24	(4)	(20)	-	(66)	5	61	-

Changes in estimates that adjust onerous contracts	(1)	-	-	(1)	2	-	-	2

New contracts issued – non-onerous	(2)	-	1	-	-	-	-	-

Changes that relate to future service	22	(4)	(19)	(1)	(64)	5	61	2

Earnings released from CSM	-	-	(9)	(9)	-	-	(37)	(37)

Release of risk adjustment	-	(4)	-	(4)	-	(14)	-	(14)

Experience adjustments on current service	-	-	-	-	4	-	-	4

Changes that relate to current service	-	(4)	(9)	(13)	4	(14)	(37)	(47)

Insurance service result	22	(7)	(28)	(13)	(60)	(10)	25	(45)

General model

Changes in interest rates and other financial assumptions	1	-	-	1	-	-	-	-

Variable fee approach

Change in fair value of the underlying assets	(441)	-	-	(441)	2,916	-	-	2,916

Insurance finance (income) / expenses	(440)	-	-	(440)	2,916	-	-	2,916

Premiums received	106	-	-	106	413	-	-	413

Claims, benefits and expenses paid	(848)	-	-	(848)	(3,157)	-	-	(3,157)

Acquisition costs paid	(2)	-	-	(2)	(2)	-	-	(2)

Other	(1)	-	-	(1)	1	-	-	1

Cash flows	(746)	-	-	(746)	(2,744)	-	-	(2,744)

Transfers to disposal groups	(19,891)	(90)	(214)	(20,196)	-	-	-	-

Net exchange differences	131	1	2	133	(1,159)	(6)	(13)	(1,177)

Net closing balance	15	-	4	20	20,940	97	245	21,281

Closing assets	-	-	-	-	-	-	-	-

Closing liabilities	15	-	4	20	20,940	97	245	21,281

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items
Aegon reviews the risk-free last liquid point and ultimate forward rates at least annually which, although expected to be infrequent, may lead to assumption updates if there are significant changes in market conditions.

	June 30, 2026						December 31, 2025

Risk-free yield curves (%)	1 year	5 years	10 years	15 years	20 years	30 years	1 year	5 years	10 years	15 years	20 years	30 years

GBP	3.99	4.07	4.38	4.68	4.86	4.90	3.54	3.67	4.04	4.36	4.54	4.59

USD	4.07	4.25	4.53	4.98	5.22	5.00	3.48	3.77	4.28	4.84	5.16	5.00

Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure In Entirety Of Insurance Reinsurance Contracts And Investment Contracts With Discretionary Participation Features [Line Items]
Summary of Movement Schedules by Measurement Component
	$	$	$	$	$	$	$	$

				1H 2026				FY 2025

Insurance contracts (Non-PAA) - by component	BEL	RA	CSM	Total	BEL	RA	CSM	Total

Opening assets	100	(35)	(47)	18	452	(323)	(5)	125

Opening liabilities	164,531	3,134	8,359	176,024	176,063	3,295	8,959	188,318

Net opening balance	164,430	3,169	8,406	176,006	175,611	3,618	8,964	188,193

Changes in estimates that adjust CSM	(27)	(70)	96	-	(371)	(78)	449	-

Changes in estimates that adjust onerous contracts	717	143	-	859	1,069	29	-	1,098

New contracts issued – non-onerous	(468)	79	390	-	(788)	118	669	-

New contracts issued – onerous	19	10	-	29	25	17	-	42

Changes that relate to future service	241	162	486	888	(65)	86	1,118	1,139

Earnings released from CSM	-	-	(431)	(431)	-	-	(930)	(930)

Release of risk adjustment	-	(132)	-	(132)	-	(278)	-	(278)

Experience adjustments on current service	(58)	-	-	(58)	439	-	-	439

Revenue from policyholder tax expenses incurred	3	-	-	3	(11)	-	-	(11)

Changes that relate to current service	(55)	(132)	(431)	(618)	428	(278)	(930)	(780)

Experience adjustments on incurred claims	-	-	-	-	1	-	-	1

Changes that relate to past service	-	-	-	-	1	-	-	1

Insurance service result	186	30	54	270	364	(191)	189	361

General model

Interest accreted to insurance contracts	1,301	62	130	1,493	2,654	141	226	3,021

Interest rate and other financial assumption changes	196	1	-	198	1,775	(4)	-	1,771

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(45)	(4)	-	(49)	(138)	10	-	(128)

Variable fee approach

Change in fair value of the underlying assets	4,309	-	-	4,309	14,316	-	-	14,316

Change in fulfilment value - risk mitigation option	(616)	-	-	(616)	(836)	-	-	(836)

Insurance finance (income) / expenses	5,145	59	130	5,334	17,770	148	226	18,143

Premiums received	6,651	-	-	6,651	14,405	-	-	14,405

Claims, benefits and expenses paid	(11,240)	-	-	(11,240)	(24,576)	-	-	(24,576)

Acquisition costs paid	(638)	-	-	(638)	(1,126)	-	-	(1,126)

Other	(11)	-	-	(11)	(30)	-	-	(30)

Cash flows	(5,238)	-	-	(5,238)	(11,326)	-	-	(11,326)

Disposal of a business	-	-	-	-	(7)	-	-	(7)

Transfers to disposal groups	(41,515)	(218)	(1,244)	(42,977)	-	-	-	-

Other movements	(41,515)	(218)	(1,244)	(42,977)	(7)	-	-	(7)

Net exchange differences	3,651	85	210	3,946	(17,981)	(405)	(972)	(19,358)

Net closing balance	126,659	3,126	7,556	137,341	164,430	3,169	8,406	176,006

Closing assets	104	(38)	(49)	16	100	(35)	(47)	18

Closing liabilities	126,764	3,087	7,507	137,357	164,531	3,134	8,359	176,024

Summary of Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively
	$	$	$	$	$	$	$	$

				1H 2026				FY 2025

Insurance contracts (Non-PAA) - by component	BEL	RA	CSM	Total	BEL	RA	CSM	Total

Opening assets	100	(35)	(47)	18	452	(323)	(5)	125

Opening liabilities	164,531	3,134	8,359	176,024	176,063	3,295	8,959	188,318

Net opening balance	164,430	3,169	8,406	176,006	175,611	3,618	8,964	188,193

Changes in estimates that adjust CSM	(27)	(70)	96	-	(371)	(78)	449	-

Changes in estimates that adjust onerous contracts	717	143	-	859	1,069	29	-	1,098

New contracts issued – non-onerous	(468)	79	390	-	(788)	118	669	-

New contracts issued – onerous	19	10	-	29	25	17	-	42

Changes that relate to future service	241	162	486	888	(65)	86	1,118	1,139

Earnings released from CSM	-	-	(431)	(431)	-	-	(930)	(930)

Release of risk adjustment	-	(132)	-	(132)	-	(278)	-	(278)

Experience adjustments on current service	(58)	-	-	(58)	439	-	-	439

Revenue from policyholder tax expenses incurred	3	-	-	3	(11)	-	-	(11)

Changes that relate to current service	(55)	(132)	(431)	(618)	428	(278)	(930)	(780)

Experience adjustments on incurred claims	-	-	-	-	1	-	-	1

Changes that relate to past service	-	-	-	-	1	-	-	1

Insurance service result	186	30	54	270	364	(191)	189	361

General model

Interest accreted to insurance contracts	1,301	62	130	1,493	2,654	141	226	3,021

Interest rate and other financial assumption changes	196	1	-	198	1,775	(4)	-	1,771

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(45)	(4)	-	(49)	(138)	10	-	(128)

Variable fee approach

Change in fair value of the underlying assets	4,309	-	-	4,309	14,316	-	-	14,316

Change in fulfilment value - risk mitigation option	(616)	-	-	(616)	(836)	-	-	(836)

Insurance finance (income) / expenses	5,145	59	130	5,334	17,770	148	226	18,143

Premiums received	6,651	-	-	6,651	14,405	-	-	14,405

Claims, benefits and expenses paid	(11,240)	-	-	(11,240)	(24,576)	-	-	(24,576)

Acquisition costs paid	(638)	-	-	(638)	(1,126)	-	-	(1,126)

Other	(11)	-	-	(11)	(30)	-	-	(30)

Cash flows	(5,238)	-	-	(5,238)	(11,326)	-	-	(11,326)

Disposal of a business	-	-	-	-	(7)	-	-	(7)

Transfers to disposal groups	(41,515)	(218)	(1,244)	(42,977)	-	-	-	-

Other movements	(41,515)	(218)	(1,244)	(42,977)	(7)	-	-	(7)

Net exchange differences	3,651	85	210	3,946	(17,981)	(405)	(972)	(19,358)

Net closing balance	126,659	3,126	7,556	137,341	164,430	3,169	8,406	176,006

Closing assets	104	(38)	(49)	16	100	(35)	(47)	18

Closing liabilities	126,764	3,087	7,507	137,357	164,531	3,134	8,359	176,024

Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure In Entirety Of Insurance Reinsurance Contracts And Investment Contracts With Discretionary Participation Features [Line Items]
Summary of Insurance Contracts and Reinsurance Contracts by Type
12.2.1 Movement schedules by type of liability (or asset)
•	For insurance contracts and investment contracts with DPF - Liability for remaining coverage excluding loss component (LFRC), Loss component (LC) and Liability for incurred claims (LFIC)
•	For reinsurance contracts held - Asset for remaining coverage excluding loss recovery component (AFRC), Loss recovery component (LRC) and Asset for incurred claims (AFIC).

	$	$	$	$	$	$	$	$

				1H 2026				FY 2025

Insurance contracts (Non-PAA) - by type	LFRC	LC	LFIC	Total	LFRC	LC	LFIC	Total

Opening assets	59	(27)	(14)	18	1,886	(1,373)	(387)	125

Opening liabilities	141,597	2,829	31,597	176,024	159,857	1,252	27,209	188,318

Net opening balance	141,539	2,856	31,611	176,006	157,971	2,625	27,596	188,193

Insurance revenue	(4,265)	-	-	(4,265)	(8,906)	-	-	(8,906)

Incurred claims and expenses	-	(222)	3,592	3,370	-	(378)	7,967	7,589

Amortization of acquisition cash flows	276	-	-	276	538	-	-	538

Onerous contract losses (and reversals)	-	888	-	888	-	1,139	-	1,139

Adjustments for incurred claims	-	-	-	-	-	-	1	1

Insurance service expenses	276	666	3,593	4,535	538	762	7,967	9,267

Investment components	(2,106)	-	2,106	-	(5,809)	-	5,809	-

Insurance service result	(6,095)	666	5,699	270	(14,177)	762	13,776	361

Insurance finance (income) / expenses	5,285	49	-	5,334	18,005	138	-	18,143

Cash flows	(2,985)	(206)	(2,047)	(5,238)	(4,721)	(353)	(6,252)	(11,326)

Disposal of a business	-	-	-	-	(7)	-	-	(7)

Transfers to disposal groups	(42,936)	(11)	(29)	(42,977)	-	-	-	-

Transfer (to)/from other headings	-	-	-	-	(10)	10	-	-

Net exchange differences	2,902	90	954	3,946	(15,522)	(326)	(3,510)	(19,358)

Net closing balance	97,710	3,445	36,187	137,341	141,539	2,856	31,611	176,006

Closing assets	62	(29)	(17)	16	59	(27)	(14)	18
Closing liabilities	97,772	3,416	36,170	137,357	141,597	2,829	31,597	176,024

				1H 2026				FY 2025

Reinsurance contracts (Non-PAA) - by type	AFRC	LRC	AFIC	Total	AFRC	LRC	AFIC	Total

Opening assets	15,749	1,693	(296)	17,146	15,965	475	(426)	16,015

Opening liabilities	191	2	2	195	2,011	(1,270)	(439)	303

Net opening balance	15,558	1,690	(298)	16,950	13,954	1,745	13	15,712

Net expenses from reinsurance contracts	(48)	450	(29)	372	308	254	275	837

Other reinsurance finance income / (expenses)	137	31	-	168	613	69	-	681

Effect of reinsurer default risk changes	(7)	-	-	(7)	2	-	-	2

Total changes in the profit or loss and OCI	82	481	(29)	534	922	322	275	1,520

Cash flows	(654)	(104)	(29)	(788)	2,443	(166)	(597)	1,680

Transfers to disposal groups	4	-	-	4	-	-	-	-

Net exchange differences	418	55	(10)	464	(1,761)	(211)	10	(1,961)

Net closing balance	15,408	2,122	(366)	17,164	15,558	1,690	(298)	16,950

Closing assets	15,603	2,125	(363)	17,365	15,749	1,693	(296)	17,146
Closing liabilities	195	2	4	201	191	2	2	195

Insurance contracts to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure In Entirety Of Insurance Reinsurance Contracts And Investment Contracts With Discretionary Participation Features [Line Items]
Summary of Movement Schedules by Measurement Component
	$		$		$		$	$		$		$		$

							1H 2026							FY 2025

Reinsurance contracts (Non-PAA) - by component	BEL		RA		CSM		Total	BEL		RA		CSM		Total

Opening assets		15,816		691		639	17,146		15,374		433		208	16,015

Opening liabilities		172		(30)		54	195		693		(361)		(29)	303

Net opening balance		15,644		721		585	16,950		14,681		794		237	15,712

Changes in estimates that adjust CSM		(53)		13		41	-		(234)		(20)		254	-

Changes in estimates that adjust underlying onerous contracts		476		(13)		(12)	450		591		9		18	618

New reinsurance contracts recognized		(11)		3		9	1		(200)		60		141	1

Reversals of loss recovery component		-		-		1	1		-		-		-	-

Changes that relate to future service		411		2		37	451		157		50		413	620

CSM recognized for service received		-		-		(18)	(18)		-		-		(11)	(11)

Release of risk adjustment		-		(35)		-	(35)		-		(72)		-	(72)

Experience adjustment on current service		(26)		-		-	(26)		300		-		-	300

Changes that relate to current service		(26)		(35)		(18)	(79)		300		(72)		(11)	217

Net income/ (expenses) on reinsurance held		386		(32)		19	372		457		(22)		402	837

Reinsurance finance income / (expenses)		144		18		-	162		652		43		(12)	683

Premiums paid (net of commission)		628		-		-	628		4,950		-		-	4,950

Amounts received		(1,415)		-		-	(1,415)		(3,270)		-		-	(3,270)

Other		-		-		-	-		(1)		-		-	(1)

Cash flows		(788)		-		-	(788)		1,680		-		-	1,680

Transfers to disposal groups		6		-		(2)	4		-		-		-	-

Net exchange difference		427		20		17	464		(1,826)		(94)		(42)	(1,961)

Net closing balance		15,819		726		619	17,164		15,644		721		585	16,950

Closing assets		15,998		685		682	17,365		15,816		691		639	17,146

Closing liabilities		179		(41)		62	201		172		(30)		54	195

Summary of Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively
	$		$		$		$	$		$		$		$

							1H 2026							FY 2025

Reinsurance contracts (Non-PAA) - by component	BEL		RA		CSM		Total	BEL		RA		CSM		Total

Opening assets		15,816		691		639	17,146		15,374		433		208	16,015

Opening liabilities		172		(30)		54	195		693		(361)		(29)	303

Net opening balance		15,644		721		585	16,950		14,681		794		237	15,712

Changes in estimates that adjust CSM		(53)		13		41	-		(234)		(20)		254	-

Changes in estimates that adjust underlying onerous contracts		476		(13)		(12)	450		591		9		18	618

New reinsurance contracts recognized		(11)		3		9	1		(200)		60		141	1

Reversals of loss recovery component		-		-		1	1		-		-		-	-

Changes that relate to future service		411		2		37	451		157		50		413	620

CSM recognized for service received		-		-		(18)	(18)		-		-		(11)	(11)

Release of risk adjustment		-		(35)		-	(35)		-		(72)		-	(72)

Experience adjustment on current service		(26)		-		-	(26)		300		-		-	300

Changes that relate to current service		(26)		(35)		(18)	(79)		300		(72)		(11)	217

Net income/ (expenses) on reinsurance held		386		(32)		19	372		457		(22)		402	837

Reinsurance finance income / (expenses)		144		18		-	162		652		43		(12)	683

Premiums paid (net of commission)		628		-		-	628		4,950		-		-	4,950

Amounts received		(1,415)		-		-	(1,415)		(3,270)		-		-	(3,270)

Other		-		-		-	-		(1)		-		-	(1)

Cash flows		(788)		-		-	(788)		1,680		-		-	1,680

Transfers to disposal groups		6		-		(2)	4		-		-		-	-

Net exchange difference		427		20		17	464		(1,826)		(94)		(42)	(1,961)

Net closing balance		15,819		726		619	17,164		15,644		721		585	16,950

Closing assets		15,998		685		682	17,365		15,816		691		639	17,146

Closing liabilities		179		(41)		62	201		172		(30)		54	195